As filed with the Securities and Exchange Commission on August 5, 2022.

Securities Act File No. 333-253997
Investment Company Act File No. 811-23645

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 6

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 8

SHP ETF Trust
(Exact Name of Registrant as Specified in its Charter)

14785 Preston Road, Suite 1000

Dallas, TX 75254

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 914.443.5008

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Garrett Paolella

NEOS Investment Management, LLC

55 Post Road W

Westport, CT 06880

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 15, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C filed in Post-Effective Amendment No. 4 to the Registration Statement of SHP ETF Trust on behalf of NEOS S&P 500® High Income ETF, NEOS Enhanced Income Aggregate Bond ETF, and NEOS Enhanced Income Cash Alternative ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on May 24, 2022 (Accession Number 0001839882-22-011065), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 15, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 4th day of August 2022.

SHP ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Josef M. Valdman Josef M. Valdman	Trustee and Chairman	August 4, 2022

/s/ Garrett Paolella Garrett Paolella	President, Principal Executive Officer, and Trustee	August 4, 2022

*/s/ Sharon Cheever Sharon Cheever	Trustee	August 4, 2022

*/s/ Richard Keary Richard Keary	Trustee	August 4, 2022

*/s/ John Jacobs John Jacobs	Trustee	August 4, 2022

*/s/ Robert Sherry	Trustee	August 4, 2022
Robert Sherry

/s/ Josh Hunter Josh Hunter	Treasurer and Principal Financial Officer	August 4, 2022

*By:	/s/Garrett Paolella

* Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed on May 24, 2022.